INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Loss From Continuing Operations Before Income Taxes by Geographic Location

Income (loss) from continuing operations before income taxes by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$5,678	$(1,444)	$(418)
Non-U.S. operations	2,990	(66,191)	(12,507)

	$8,668	$(67,635)	$(12,925)

Components of Income Tax Provision Benefit from Continuing Operations by Geographic Location and Taxing Jurisdiction

Income tax provision (benefit) from continuing operations by geographic location is as follows:

(in US$ thousands)	2010	2011	2012
U.S. operations	$4,992	$(616)	$23
Non-U.S. operations	2,268	371	648

	$7,260	$(245)	$671

The components of income tax provision (benefit) from continuing operations by taxing jurisdiction are as follows:

(in US$ thousands)	2010	2011	2012
U.S. Federal :
Current	$4,244	$(493)	$—
Deferred	20	—	—

	$4,264	$(493)	$—

U.S. State and Local :
Current	$617	$(123)	$23
Deferred	111	—	—

	$728	$(123)	$23

Non - U.S. :
Current	$2,032	$77	$602
Deferred	236	294	46

	$2,268	$371	$648

Total income tax provision (benefit)	$7,260	$(245)	$671

Reconciliation of Effective Tax Rate Related to Continuing Operations to Statutory United States Federal Tax Rate

A reconciliation of our effective tax rate related to continuing operations to the statutory U.S. federal tax rate is as follows:

	2010	2011	2012
Federal statutory rate	34.00%	34.00%	34.00%
State and local - net of federal tax benefit	6.69%	5.45%	5.45%
Foreign tax differential	(88.75%)	(14.58%)	(15.77%)
Permanent differences	31.58%	(2.75%)	(19.30%)
Change in valuation allowance	52.73%	(21.70%)	(4.00%)
Tax effect of earnings for equity method investees and certain subsidiaries	42.72%	(0.02%)	(4.38%)
Other	4.79%	(0.06%)	(1.19%)

Effective rate	83.76%	0.34%	(5.19%)

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$1,068	$7,402	$25,256
Subsequent reversal/utilization of valuation allowance	(12)	(270)	(4)
Additions to valuation allowance	4,583	15,597	214
Divestitures	(874)	—	(7,026)
Acquisitions	2,624	2,491	—
Exchange differences	13	36	(107)

Balance at end of year	$7,402	$25,256	$18,333

Breakdown of Expiration of Net Operating Loss Carryforwards in Major Jurisdictions	Below is the breakdown of the expiration of the net operating loss carryforwards in major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	9,174	indefinite
Taiwan	4,333	2021

	13,507

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2010, 2011 and 2012 are as follows:

(in US$ thousands)	2010	2011	2012
Balance at beginning of year	$702	$1,667	$2,079
Acquisition of IAHGames	535	—	—
Increase for prior year tax positions	194	451	116
Increase for current year tax positions	323	—	—
Decrease due to settlement	(166)	—	—
Deconsolidation of IAHGames	—	—	(1,072)
Exchange differences	79	(39)	45

Balance at end of year	$1,667	$2,079	$1,168

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2011	2012
Net operating loss carryforwards	$9,901	$3,248
Loss on equity method investment	15,621	15,621
Share-based compensation	190	234
Impairment charges	97	177
Pension expense	29	26
Depreciation	111	37
Other	66	(61)

	26,015	19,282
Less: valuation allowance	(25,256)	(18,333)

Deferred tax assets - net	$759	$949

Deferred Tax Liability
Significant Components of Deferred Tax Assets and Liabilities

Significant components of our deferred tax liabilities consist of the following:

(in US$ thousands)	December 31
	2011	2012
Depreciation and amortization	$344	$255

Tax effect on undistributed earnings of equity method investees	662	306

Deferred tax liabilities	$1,006	$561